Document and Entity Information	Feb. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580864
Document Type	8-K
Document Period End Date	Feb. 10, 2022
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	1375 Broadway
Entity Address, Address Line Two	Floor 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	855
Local Phone Number	524-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false